Securitizations and Variable Interest Entities - Fair Value of Retained Interests (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 233	¥ 215
Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	231	195
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	0
CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 2	¥ 20
Level 1 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 1 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 233	¥ 214
Level 2 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 231	¥ 195
Level 2 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 2 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 2	¥ 19
Level 3 [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 0	¥ 1
Level 3 [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 0	¥ 0
Level 3 [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	0	1
Investment grade [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	231	196
Investment grade [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 231	¥ 195
Investment grade [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Investment grade [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 0	¥ 1
Other [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 2	¥ 19
Other [Member] | Government, agency and municipal securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 0	¥ 0
Other [Member] | CMBS and RMBS
Schedule of fair value of retained interests [Line Items]
Type of transferred assets	¥ 2	¥ 19